Payables and Other Non-current Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payables and Other Non-current Liabilities	Payables and other non-current liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Payables	1,452	1,553
Trade payables	101	86
Payables for spectrum acquisition	1,195	1,362
Other payables	156	105
Other non-current liabilities	1,109	1,375
Contractual liabilities (Note 23)	762	851
Deferred revenue	193	336
Current tax payables	154	188
Total	2,561	2,928
Payables and other non-current liabilities of Telefónica United Kingdom are registered in "Liabilities associated with non-current assets and disposal groups held for sale" of the statement of financial position at December 31, 2020 (see Notes 2 and 30).
In June 2019 Telefónica Germany acquired a total of 90 MHz spectrum at a total cost of 1,425 million euros (see Note 6). The Company, like the other auction participants, reached an agreement whereby the auction proceeds will be paid in interest-free, annual installments until 2030, instead of an upfront one-time payment (see Appendix VI). In 2020 payments amounting to 87 million euros were made and in December 2019 the first installment was paid, amounting to 87 million euros (see Note 28). The current value of the debt at December 31, 2020 amounted to 1,196 million euros (1,272 million euros at December 31, 2019), of which 1,089 million euros have a maturity of more than twelve months (1,186 million euros at December 31, 2019).
In addition, "Payables for spectrum acquisition" includes the deferred portion of the payment for acquiring the spectrum use license in Mexico in 2010, for an equivalent of 1 million euros (37 million euros at December 31, 2019, see Notes 2 and 22), and the pending payment portion for spectrum acquisition in Spain in 2020, amounting to 85 million euros (90 million euros at December 31, 2019).

Payments for financed licenses for the years 2020 and 2019 amounted to 147 and 146 million euros, respectively (see Note 28).
“Deferred revenues” include grants amounting to 64 million euros at December 31, 2020 (150 million euros at December 31, 2019).